Great-West T. Rowe Price Equity Income Fund
Great-West T. Rowe Price Equity Income Fund (formerly Maxim T. Rowe Price Equity/Income Portfolio) Fund Summary
Investment Objective
The Fund seeks substantial dividend income and also long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses shown would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Great-West T. Rowe Price Equity Income Fund		Initial Class	Class L
Management Fees		0.80%	0.80%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses		0.02%	19.97%
Total Annual Fund Operating Expenses		0.82%	21.02%
Expense Reimbursement	[1]	none	19.95%
Total Annual Fund Operating Expenses After Expense Reimbursement		0.82%	1.07%
[1]	GWCM has contractually agreed to pay expenses that exceed 0.95% and 1.20% of the Fund's average daily net assets for the Initial Class shares and Class L shares, respectively. These expense reimbursements shall continue in effect indefinitely and will be discontinued only upon termination or amendment of the investment advisory agreement with GWCM.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If reflected, the expenses in the Example would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Great-West T. Rowe Price Equity Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Initial Class	84	263	457	1,018
Class L	109	341	591	1,308

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 20% of the average value of its portfolio.
Principal Investment Strategies
The following is a summary of the principal investment strategies of the Fund:

The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

The Fund will emphasize companies that appear to be undervalued by various measures with favorable prospects for increasing dividend income and capital appreciation.

The Fund will invest in companies which have one or more of the following characteristics: established operating histories; above-average current dividend yields relative to the S&P 500® Index; sound balance sheets and other positive financial characteristics; low price/earnings ratio relative to the S&P 500® Index; and low stock price relative to a company’s underlying value as measured by assets, cash flow or business franchises.

While most assets will typically be invested in U.S. common stocks, other securities may also be purchased in keeping with the Fund’s objectives. The Fund may invest up to 25% of its total assets in foreign securities. The Fund may also invest in fixed income securities without regard to quality, maturity, or rating, including up to 10% of its total assets in non-investment grade fixed income securities. The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.
Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, sector of the economy or the market as a whole.

Value Stock Risk - The value investing approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.

Fixed Income Securities Risk - Investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held.

Investment Style Risk - Returns from large-capitalization stocks and/or value stocks may trail returns from the overall stock market. The Fund’s emphasis on stocks of established companies paying high dividends may limit its potential for appreciation in a broad market advance. Such securities may be hurt when interest rates rise sharply. Also, a company may reduce or eliminate its dividend.

Management Risk - A strategy used by the portfolio manager may fail to produce the intended results.

An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Performance
The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Initial Class for the last ten calendar years and by comparing the Fund’s average annual total return to the performance of a broad-based securities market index. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gain distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

Updated performance information may be obtained at www.greatwestfunds.com (the web site does not form a part of this Prospectus).
Calendar Year Total Returns

	Quarter Ended	Total Return
Best Quarter	June 2009	19.57%
Worst Quarter	December 2008	-22.42%

Average Annual Total Returns for the Periods Ended December 31, 2012
Average Annual Total Returns Great-West T. Rowe Price Equity Income Fund	One Year	Five Years	Ten Years	Since Inception		Inception Date
Initial Class	17.21%	1.33%	7.05%
Initial Class S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%	1.66%	7.10%
Class L	16.96%			10.12%	[1]	Jul. 29, 2011
Class L S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00%			9.13%	[1]	Jul. 29, 2011
[1]	Since inception on July 29, 2011